Income taxes - Accumulated tax losses carryforwards (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Operating loss carryforwards
Deferred tax asset, net, recognized from tax losses carryforwards	¥ 33,278
Domestic
Operating loss carryforwards
Accumulated tax losses carryforwards	55,695,178
Brazil
Operating loss carryforwards
Accumulated tax losses carryforwards	¥ 3,022,881